TRADE AND OTHER PAYABLES (Tables)	6 Months Ended
Jun. 30, 2025
Trade and other payables [abstract]
Summary of Trade and Other Payables

	As of June 30, 2025	As of December 31, 2024
Non-current
Accrued bonuses related to acquisition (Note 5)	597	—

Current
Trade payables(i)	2,020	2,396
Accruals (ii)	5,529	6,392
Indirect taxes	1,642	1,342
Other payables	655	75
Total	9,846	10,205
(i) Trade payables balance is unsecured, interest-free and settled within 60 days from incurrence.
(ii) Included in accruals is $3,198 (2024: $2,632) related to financial liabilities which is comprised of accrued media partnership costs and other unbilled operational expenses.